Proposed Acquisition of Inotera (Details) TWD / shares in Units, $ / shares in Units, $ in Millions, TWD in Billions	2 Months Ended	3 Months Ended
	Dec. 06, 2016 USD ($) payment $ / shares	Dec. 06, 2016 USD ($) payment $ / shares	Dec. 06, 2016 TWD	Dec. 06, 2016 TWD payment TWD / shares	Sep. 01, 2016 TWD / $	Sep. 03, 2015
Inotera
Proposed Acquisition of Inotera [Abstract]
Current Equity Ownership Percentage (in hundredths)					33.00%	33.00%
Percentage interest held by a third party (in hundredths)					67.00%
Inotera | Nanya and certain of its affiliates
Proposed Acquisition of Inotera [Abstract]
Percentage interest held by a third party (in hundredths)					32.00%
Inotera
Proposed Acquisition of Inotera [Abstract]
Foreign Currency Exchange Rate, Translation | TWD / $					31.7
Inotera | Scenario, Forecast
Proposed Acquisition of Inotera [Abstract]
Inotera Acquisition, Share Price | (per share)	$ 0.95	$ 0.95		TWD 30
Proposed Acquisition of Inotera, Acquisition Financing [Abstract]
Aggregate consideration payable for Inotera shares not already owned		$ 4,100
Inotera | Scenario, Forecast | Private Placement
Micron Shares
Trading-day period used to derive average share value of equity interests issuable to Nanya		30 days	30 days
Number of days prior to the optional share issuance to Nanya that pricing is established		30 days	30 days
Inotera | Scenario, Forecast | 2022 Secured Notes NTD Term Loan | Secured Debt
Secured Debt [Abstract]
Debt instrument, original term	5 years
Debt instruments number of periodic payments | payment	6	6		6
Period between draw and initial payment on term loan	30 months
Debt Instrument, Covenant Compliance, Penalty Interest Percent	0.25%	0.25%		0.25%
Inotera | Scenario, Forecast | 2022 Secured Notes NTD Term Loan | Secured Debt | MSTW | Inotera Stock
Secured Debt [Abstract]
Percentage of post-acquisition MTTW shares subject to collateralization	80.00%
Inotera | Scenario, Forecast | 2021 Convertible Notes | Convertible Notes
Convertible Debt [Abstract]
Stated interest rate on potential convertible debt issuable to Nanya	2.00%	2.00%		2.00%
Inotera | Scenario, Forecast | TAIBOR | 2022 Secured Notes NTD Term Loan | Secured Debt
Secured Debt [Abstract]
Margin on variable rate financing	2.05%
Inotera | Scenario, Forecast | Maximum | Private Placement
Micron Shares
Value of equity interests issuable to Nanya at our option as consideration for Inotera shares not already owned		$ 991	TWD 31.5
Inotera | Scenario, Forecast | Maximum | 2022 Secured Notes NTD Term Loan | Secured Debt
Secured Debt [Abstract]
Unused borrowing capacity on term loan	$ 2,500	2,500		TWD 80.0
Debt Instrument Variable Reference Rate Period 1	6 months
Inotera | Scenario, Forecast | Maximum | 2021 Convertible Notes | Convertible Notes
Convertible Debt [Abstract]
Value of convertible debt available to be issued to Nanya in lieu of equity		$ 396	12.6
Inotera | Scenario, Forecast | Maximum | Debt Covenant Period 2017_2018 | 2022 Secured Notes NTD Term Loan | Secured Debt | MSTW
Secured Debt [Abstract]
Debt Instrument, Covenant, Ratio Of Total Debt To EBITDA	5.50	5.50		5.50
Inotera | Scenario, Forecast | Maximum | Debt Covenant Period 2019_2021 | 2022 Secured Notes NTD Term Loan | Secured Debt | MSTW
Secured Debt [Abstract]
Debt Instrument, Covenant, Ratio Of Total Debt To EBITDA	4.50	4.50		4.50
Inotera | Scenario, Forecast | Maximum | Debt Covenant Period 2018_2019 | 2022 Secured Notes NTD Term Loan | Secured Debt
Secured Debt [Abstract]
Debt Instrument, Covenant, Ratio Of Total Debt To EBITDA	3.00	3.00		3.00
Inotera | Scenario, Forecast | Maximum | Debt Covenant Period 2020_2021 | 2022 Secured Notes NTD Term Loan | Secured Debt
Secured Debt [Abstract]
Debt Instrument, Covenant, Ratio Of Total Debt To EBITDA	2.50	2.50		2.50
Inotera | Scenario, Forecast | Maximum | Debt Covenant Period 2017 | 2022 Secured Notes NTD Term Loan | Secured Debt
Secured Debt [Abstract]
Debt Instrument, Covenant, Ratio Of Total Debt To EBITDA	3.50	3.50		3.50
Inotera | Scenario, Forecast | Minimum | Private Placement
Micron Shares
Value of equity interests issuable to Nanya at our option as consideration for Inotera shares not already owned		$ 198	TWD 6.3
Minimum price per share of equity interests issuable to Nanya | $ / shares		$ 10.00
Inotera | Scenario, Forecast | Minimum | 2022 Secured Notes NTD Term Loan | Secured Debt
Secured Debt [Abstract]
Debt Instrument Variable Reference Rate Period 1	3 months
Inotera | Scenario, Forecast | Minimum | Debt Covenant Period 2017_2018 | 2022 Secured Notes NTD Term Loan | Secured Debt | MSTW
Secured Debt [Abstract]
Debt Instrument, Covenant, Tangible Net Worth	$ 126	$ 126		TWD 4.0
Inotera | Scenario, Forecast | Minimum | Debt Covenant Period 2019_2020 | 2022 Secured Notes NTD Term Loan | Secured Debt | MSTW
Secured Debt [Abstract]
Debt Instrument, Covenant, Tangible Net Worth	205	205		6.5
Inotera | Scenario, Forecast | Minimum | Debt Covenant Period 2018_2019 | 2022 Secured Notes NTD Term Loan | Secured Debt
Secured Debt [Abstract]
Debt Instrument, Covenant, Tangible Net Worth	12,500	12,500
Inotera | Scenario, Forecast | Minimum | Debt Covenant Period 2020_2021 | 2022 Secured Notes NTD Term Loan | Secured Debt
Secured Debt [Abstract]
Debt Instrument, Covenant, Tangible Net Worth	16,500	16,500
Inotera | Scenario, Forecast | Minimum | Debt Covenant Period 2017 | 2022 Secured Notes NTD Term Loan | Secured Debt
Secured Debt [Abstract]
Debt Instrument, Covenant, Tangible Net Worth	9,000	9,000
Inotera | Scenario, Forecast | Minimum | Debt Covenant Period 2021 | 2022 Secured Notes NTD Term Loan | Secured Debt | MSTW
Secured Debt [Abstract]
Debt Instrument, Covenant, Tangible Net Worth	$ 378	$ 378		TWD 12.0